TAXATION - Income tax expense was calculated by applying the tax rate in force (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Income Taxes [Line Items]
Earnings before income tax- rate	$ (57,571,637)	$ 11,067,598	$ 19,105,947
Income tax	13,417,515	(2,532,953)	1,331,544
Low or null taxation jurisdictions
Income Taxes [Line Items]
Earnings before income tax- rate	$ (9,187,121)	$ 10,464,257	$ 29,696,082
Weight average applicable tax rate	0.00%	0.00%	0.00%
Profit-making entities
Income Taxes [Line Items]
Earnings before income tax- rate		$ 30,435,214	$ 10,484,562
Weight average applicable tax rate		34.70%	34.10%
Income tax		$ (10,560,379)	$ (3,577,918)
Loss-making entities
Income Taxes [Line Items]
Earnings before income tax- rate	$ (48,384,516)	$ (29,831,873)	$ (21,074,697)
Weight average applicable tax rate	27.80%	26.90%	23.30%
Income tax	$ 13,417,515	$ 8,027,426	$ 4,909,462